UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Multi Cap Growth Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ February 29, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Air Transport (1.8%)
139,341	Expeditors International of Washington, Inc.	$6,079,448

	Alternative Energy (3.8%)
116,098	Range Resources Corp.	7,393,121
207,991	Ultra Petroleum Corp. (a)	5,191,455

		12,584,576

	Asset Management & Custodian (1.7%)
130,422	Greenhill & Co., Inc.	5,733,351

	Biotechnology (2.5%)
166,301	Illumina, Inc. (a)	8,522,926

	Chemicals: Diversified (2.8%)
123,144	Monsanto Co.	9,528,883

	Commercial Finance & Mortgage Companies (1.9%)
947,173	BM&F Bovespa SA (Brazil)	6,337,468

	Commercial Services (4.7%)
162,453	CoStar Group, Inc. (a)	9,743,931
208,825	Leucadia National Corp.	5,949,424

		15,693,355

	Communications Technology (4.0%)
269,062	Motorola Solutions, Inc.	13,399,288

	Computer Services, Software & Systems (19.7%)
79,845	Baidu, Inc. ADR (China) (a)	10,914,812
445,944	Facebook, Inc., Class B (a)(b)(c)	13,601,292
31,097	Google, Inc., Class A (a)	19,225,720
103,139	LinkedIn Corp., Class A (a)	8,959,685
60,072	Salesforce.com, Inc. (a)	8,599,908
357,426	Zynga, Inc., Class A (a)	4,707,300

		66,008,717

	Computer Technology (13.2%)
68,587	Apple, Inc. (a)	37,204,332
323,458	Yandex N.V., Class A (Russia) (a)	6,889,656

		44,093,988

	Diversified Retail (14.3%)
140,912	Amazon.com, Inc. (a)	25,320,477
216,034	Fastenal Co.	11,380,671
331,228	Groupon, Inc. (a)	6,530,160
40,719	NetFlix, Inc. (a)	4,508,815

		47,740,123

	Financial Data & Systems (5.1%)
240,038	MSCI, Inc., Class A (a)	8,492,544
193,454	Verisk Analytics, Inc., Class A (a)	8,415,249

		16,907,793

	Health Care Services (3.9%)
182,927	athenahealth, Inc. (a)	12,927,451

	Medical Equipment (3.7%)
23,960	Intuitive Surgical, Inc. (a)	12,258,415

	Metals & Minerals: Diversified (2.5%)
3,746,587	Lynas Corp. Ltd. (Australia) (a)	4,901,995
141,733	Molycorp, Inc. (a)	3,500,805

		8,402,800

	Pharmaceuticals (3.0%)
128,054	Mead Johnson Nutrition Co.	9,956,199

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments ¡ February 29, 2012 (unaudited) continued

	Real Estate Investment Trusts (REIT) (3.4%)
367,168	Brookfield Asset Management, Inc., Class A (Canada)		$11,477,672

	Recreational Vehicles & Boats (3.2%)
400,901	Edenred (France)		10,698,427

	Wholesale & International Trade (2.1%)
3,068,930	Li & Fung Ltd. (d)		7,043,005

	Total Common Stocks (Cost $246,777,654)		325,393,885

	Convertible Preferred Stocks (1.1%)
	Alternative Energy (0.9%)
696,320	Better Place, Inc. (a)(b)(c)		3,161,293

	Computer Services, Software & Systems (0.2%)
42,090	Workday, Inc. (a)(b)(c)		558,113

	Total Convertible Preferred Stocks (Cost $2,298,911)		3,719,406

NUMBER OF SHARES (000)
	Short-Term Investment (1.8%)
	Investment Company
5,990	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,990,206)(e)		5,990,206

	Total Investments (Cost $255,066,771) (f)	100.2%	335,103,497
	Liabilities in Excess of Other Assets	(0.2)	(833,543)

	Net Assets	100.0%	$334,269,954

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At February 29, 2012, the Fund held fair valued securities valued at $17,320,698, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)	Security trades on the Hong Kong exchange.
(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments ¡ February 29, 2012 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$6,079,448	$—	$—	$6,079,448
Alternative Energy	12,584,576	—	—	12,584,576
Asset Management & Custodian	5,733,351	—	—	5,733,351
Biotechnology	8,522,926	—	—	8,522,926
Chemicals: Diversified	9,528,883	—	—	9,528,883
Commercial Finance & Mortgage Companies	6,337,468	—	—	6,337,468
Commercial Services	15,693,355	—	—	15,693,355
Communications Technology	13,399,288	—	—	13,399,288
Computer Services, Software & Systems	52,407,425	—	13,601,292	66,008,717
Computer Technology	44,093,988	—	—	44,093,988
Diversified Retail	47,740,123	—	—	47,740,123
Financial Data & Systems	16,907,793	—	—	16,907,793
Health Care Services	12,927,451	—	—	12,927,451
Medical Equipment	12,258,415	—	—	12,258,415
Metals & Minerals: Diversified	8,402,800	—	—	8,402,800
Pharmaceuticals	9,956,199	—	—	9,956,199
Real Estate Investment Trusts (REIT)	11,477,672	—	—	11,477,672
Recreational Vehicles & Boats	10,698,427	—	—	10,698,427
Wholesale & International Trade	7,043,005	—	—	7,043,005
Total Common Stocks	311,792,593	—	13,601,292	325,393,885
Convertible Preferred Stocks	—	—	3,719,406	3,719,406
Short-Term Investment - Investment Company	5,990,206	—	—	5,990,206
Total Assets	$317,782,799	$—	$17,320,698	$335,103,497

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 29, 2012, securities with a total value of $22,643,427 transferred from Level 2 to Level 1. At November 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stocks
Beginning Balance	$11,148,600	$3,719,403
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	2,452,692	3
Realized gains (losses)	—	—

Ending Balance	$13,601,292	$3,719,406

Net change in unrealized appreciation/depreciation from investments still held as of February 29, 2012	$2,452,692	$3

Item 2.     Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

April 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2012